Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 16, 2020
Related Party Transactions (Details) [Line Items]
Interest amount		$ 85,000
Short term loan facility		16.00%
Services agreement amount		$ 7	$ 11	$ 6
Initial payment					$ 120
Additional payment					$ 630
Related party cost	$ 2,000
Interest rate	4.00%
Loan amount		1,056
Accrued interest		19
Bad debts		295
Irrecoverable amount			295	348
Shared service costs		72
Rasna Therapeutics Inc [Member]
Related Party Transactions (Details) [Line Items]
Interest amount		$ 72,000
Short term loan facility		8.00%
Payroll and rent charged		$ 206	106	78
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged		274	42	27
Interest rate	16.00%
Gensignia Lifesceinecs Inc [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged		72	1,341	1,346
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Services agreement amount		$ 125	$ 98	$ 20